WARRANTS (Details) (USD $)	1 Months Ended	9 Months Ended
	Oct. 31, 2012	Dec. 31, 2012	Mar. 31, 2012
Shares, Granted	1,000,000	1,080,000
Weighted Average Exercise Price, Granted (in dollars per share)	$ 0.7	$ 0.70
Derivative Liability	$ 523,458	$ 289,137	$ 0
Percentage Of Reset Conversion Price	110.00%
Dawson [Member]
Shares, Granted		80,000